Provisions for Other Liabilities and Charges - Summary of Analysis of Provisions (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Current	£ 25	£ 85
Non-current	15	14
Total	40	99
Property [member]
Disclosure of other provisions [line items]
Current	11	9
Non-current	13	13
Total	24	22
Legal and other [member]
Disclosure of other provisions [line items]
Current	14	76
Non-current	2	1
Total	£ 16	£ 77